Summary of Financial Instruments were Denominated in U S Dollars (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CAD ($)
Disclosure of detailed information about financial instruments [Line Items]
Cash			$ 65,081		$ 115,705		$ 444,759
Accounts receivable			322,585		293,682
Accounts payable and accrued liabilities			$ (209,625)		$ (240,736)
Canadian Operations [Member] | Currency Risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Cash				$ 1,720		$ 37,583
Accounts payable and accrued liabilities				(13,221)		(20,054)
Net foreign currency exposure				(11,501)		17,529
Impact of $0.01 change in the U.S. dollar to Canadian dollar exchange rate on net loss	$ (115)	$ 175
Foreign Operations [Member] | Currency Risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Cash				39,636		45,800
Accounts receivable				152,216		144,302
Accounts payable and accrued liabilities				(98,008)		(106,635)
Long-term liabilities, excluding long-term incentive plans				(8,023)		(9,251)
Net foreign currency exposure				$ 85,821		$ 74,216
Impact of $0.01 change in the U.S. dollar to Canadian dollar exchange rate on comprehensive loss	$ 858	$ 742